Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2015
Registrant Name	GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC
Central Index Key	0000831363
Amendment Flag	false
Document Creation Date	Mar. 29, 2016
Document Effective Date	Apr. 01, 2016
Prospectus Date	Apr. 01, 2016
General New Jersey Municipal Money Market Fund, Inc. | General New Jersey Municipal Money Market Fund, Inc. - CLASS A
Prospectus:
Trading Symbol	DNJXX